Consolidated Statement Of Changes In Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement Of Changes In Stockholders' Equity [Abstract]
Dividends paid per share	$ 0.68	$ 0.60	$ 0.52